Provisions (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Current liabilities [Abstract]
Non-refundable sales tax and other provisions	$ 11,498	$ 6,172
Total Provisions	$ 11,498	$ 6,172
CANADA [Member]
Current liabilities [Abstract]
Percentage of GST required to remit	5.00%
Percentage of GST on exported services	0.00%